Consolidated Statements of Cash Flows (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Shares issued (in shares)		716,790
Common stock issued for cancellation of accrued compensation (in shares)		300,001
Deferred compensation		$ 1,500,000
Paycheck Protection Program CARES Act [Member]
Extinguishment of debt	$ 172,056
Conversion from Convertible Debentures to Conversion Units [Member]
Shares issued upon conversion (in shares)		177,626
Convertible debentures		$ 1,200,000
Related accrued interest		$ 14,667
Stock Purchase Warrants First Issuance [Member]
Common stock issued (in shares)	149,705	36,902
Unit Warrants [Member]
Warrant issued (in shares)		300,001
Unit Warrants [Member] | Conversion from Convertible Debentures to Conversion Units [Member]
Pre-funded stock purchase warrants (in shares)		303,668
Pre-Funded Warrants [Member] | Conversion from Convertible Debentures to Conversion Units [Member]
Pre-funded stock purchase warrants (in shares)		126,042